Notes Payable (Details) - Schedule of Credit Facilities with Banks		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Balance		$ 31,676,335 [1]	¥ 228,712,642	$ 29,255,776	[1]
Jiuzhou Pharmacy [Member] | 10/19/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Oct. 19, 2022
Maturity date	[1]	Apr. 19, 2023
Balance	[1]			3,289,434
Jiuzhou Pharmacy [Member] | 10/20/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Oct. 20, 2022
Maturity date	[1]	Apr. 19, 2023
Balance	[1]			36,403
Jiuzhou Pharmacy [Member] | 11/17/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Nov. 17, 2022
Maturity date	[1]	May 17, 2023
Balance	[1]			5,576,213
Jiuzhou Pharmacy [Member] | 12/16/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 16, 2022
Maturity date	[1]	Jun. 16, 2023
Balance	[1]			1,207,565
Jiuzhou Pharmacy [Member] | 12/26/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 26, 2022
Maturity date	[1]	Jun. 27, 2023
Balance	[1]			659,883
Jiuzhou Pharmacy [Member] | 12/28/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 28, 2022
Maturity date	[1]	Jun. 29, 2023
Balance	[1]			2,654,696
Jiuzhou Pharmacy [Member] | 01/16/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 16, 2023
Maturity date	[1]	Jul. 16, 2023
Balance	[1]			346,545
Jiuzhou Pharmacy [Member] | 02/27/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Feb. 27, 2023
Maturity date	[1]	Aug. 27, 2023
Balance	[1]			3,242,559
Jiuzhou Pharmacy [Member] | 03/20/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 20, 2023
Maturity date	[1]	Sep. 20, 2023
Balance	[1]			4,573,664
Jiuzhou Pharmacy [Member] | 03/23/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 23, 2023
Maturity date	[1]	Sep. 23, 2023
Balance	[1]			440,391
Jiuzhou Pharmacy [Member] | 10/12/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Oct. 12, 2023
Maturity date	[1]	Apr. 12, 2024
Balance	[1]	$ 5,126,621
Jiuzhou Pharmacy [Member] | 11/21/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Nov. 21, 2023
Maturity date	[1]	May 21, 2024
Balance	[1]	$ 5,703,704
Jiuzhou Pharmacy [Member] | 12/22/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 22, 2023
Maturity date	[1]	Jun. 22, 2024
Balance	[1]	$ 6,040,374
Jiuzhou Pharmacy [Member] | 12/27/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 27, 2023
Maturity date	[1]	Jun. 27, 2024
Balance	[1]	$ 274,683
Jiuzhou Pharmacy [Member] | 12/28/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 28, 2023
Maturity date	[1]	Jun. 28, 2024
Balance	[1]	$ 151,882
Jiuzhou Pharmacy [Member] | 01/03/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 03, 2024
Maturity date	[1]	Jul. 03, 2024
Balance	[1]	$ 102,713
Jiuzhou Pharmacy [Member] | 01/11/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 11, 2024
Maturity date	[1]	Jul. 11, 2024
Balance	[1]	$ 248,086
Jiuzhou Pharmacy [Member] | 02/06/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Feb. 06, 2024
Maturity date	[1]	Aug. 06, 2024
Balance	[1]	$ 3,189,602
Jiuzhou Pharmacy [Member] | 03/13/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 13, 2024
Maturity date	[1]	Sep. 13, 2024
Balance	[1]	$ 3,274,739
Jiuzhou Pharmacy [Member] | 03/14/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 14, 2024
Maturity date	[1]	Sep. 14, 2024
Balance	[1]	$ 969,489
Jiuxin Medicine [Member] | 11/17/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Nov. 17, 2022
Maturity date	[1]	May 17, 2023
Balance	[1]			1,303,221
Jiuxin Medicine [Member] | 12/16/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 16, 2022
Maturity date	[1]	Jun. 16, 2023
Balance	[1]			3,704,790
Jiuxin Medicine [Member] | 12/21/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 21, 2022
Maturity date	[1]	Jun. 21, 2023
Balance	[1]			200,741
Jiuxin Medicine [Member] | 12/29/22 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 29, 2022
Maturity date	[1]	Jun. 29, 2023
Balance	[1]			1,215,854
Jiuxin Medicine [Member] | 03/20/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 20, 2023
Maturity date	[1]	Sep. 20, 2023
Balance	[1]			803,817
Jiuxin Medicine [Member] | 12/27/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 27, 2023
Maturity date	[1]	Jun. 27, 2024
Balance	[1]	$ 415,495
Jiuxin Medicine [Member] | 12/28/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 28, 2023
Maturity date	[1]	Jun. 28, 2024
Balance	[1]	$ 1,689,726
Jiuxin Medicine [Member] | 01/11/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 11, 2024
Maturity date	[1]	Jul. 11, 2024
Balance	[1]	$ 3,234,494
Jiuxin Medicine [Member] | 02/06/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Feb. 06, 2024
Maturity date	[1]	Aug. 06, 2024
Balance	[1]	$ 186,973
Jiuxin Medicine [Member] | 03/15/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 15, 2024
Maturity date	[1]	Sep. 15, 2024
Balance	[1]	$ 415,495
Jiuxin Medicine [Member] | 03/28/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 28, 2024
Maturity date	[1]	Sep. 28, 2024
Balance	[1]	$ 293,080
Jiuxin Medicine [Member] | 03/29/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 29, 2024
Maturity date	[1]	Sep. 29, 2024
Balance	[1]	$ 359,179

[1]	As of March 31, 2024, the Company had $31,676,335 (RMB228,712,642) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,657,839 (RMB 91,393,395 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,501,198 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2023, the Company had $29,255,776 (RMB 200,916,968) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,217,616 (RMB 83,905,700 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,732,366 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB.